FORM N-SAR

                               SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES


Registrant Name: Variable Annuity 1 Series Account

File Number: 811-07549

Telephone Number: 3037373000

Street: 8525 East Orchard Road
City: Greenwood Village
State  Colorado            Zip Code: 80111           Foreign Country:

Is this the first filing on this form by Registrant? N

Is this the last filing on this form by Registrant? N

Is Registrant a small a business investment company (SBIC)? N
(If yes, complete only 89-110)

Is Registrant a unit investment trust (UIT)? Y
(If yes, complete only 111 through 132)

111.     A.   Great-West Life & Annuity Insurance Company
         B.  333-1173
         C.  Greenwood Village, Colorado 80111

112.     Leave blank

113.     Leave blank

114.     A.  Charles Schwab & Co., Inc.
B.       8-016514
C.       San Francisco, CA  94104

115.     A.  Deloitte & Touche, LLP
         B.  Denver, CO 80202

116.     A.   Y
         B.   GREAT-WEST

117.     A.   Y
B.       Y
C.       N
D.       N
E.       N

118.     1

119.     0

120.     Leave blank

121.     1

122.     1

123.     $204,340

124.     Leave blank

125.     $0

126.     $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                               Number of          Total Assets              Total Income
                                                 Series            ($000's                   Distributions
                                               Investing            omitted)                ($000's omitted)

A.       U.S. Treasury direct issue                              $                      $
B.       U.S. Government agency                                  $                      $
C.       State and municipal tax-free                            $                      $
D.       Public utility debt                                     $                      $
E.       Brokers or dealers debt or
         debt of brokers' or dealers' parent                     $                      $
F.       All other corporate intermed. &
         long-term debt                                          $                      $
G.       All other corporate short term debt                     $                      $
H.       Equity securities of brokers or
         dealers or parents of brokers or dealers                $                      $
I.       Investment company equity securities                    $                      $
J.       All other equity securities                          1  $     907,507
K.       Other securities                                        $                      $
L.       Total assets of all series of registrant             1  $     907,507          $




127.     A.
         B.
         C.
         D.
         E.
         F.
         G.
         H.
         I
         J.       1        $849,285
         K.
         L.       1        $849,285

128.     N  (if answer is N, skip to #131)

131.     $6,869

132.     Leave blank

133.

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Greenwood Village          State of: Colorado        Date: 02/23/2005

Name of Registrant, Depositor, or Trustee:

By:    /s/ Joel Terwilliger                   Witness:  /s/ Jennifer M. Garofalo
       Joel Terwilliger                                 Jennifer M. Garofalo
       Associate Counsel                                Legal Assistant I